Summary of Significant Accounting Policies (Details) - Schedule of Estimated Economic Useful Lives of the Intangible Assets	Mar. 31, 2024
Patents [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Economic Useful Lives of the Intangible Assets [Line Items]
Intangible assets Estimated useful life	5 years
Software Copyright [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Economic Useful Lives of the Intangible Assets [Line Items]
Intangible assets Estimated useful life	5 years